Income Tax Benefit/(Expense) (Tables)	6 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Summary of Income tax benefit/(expense)
		Three Months Ended December 31,		Six Months Ended December 31,
	(in U.S. dollars, in thousands)	2018	2017	2018	2017
(a)	Income tax expense
	Current tax
	Current tax	—	614	—	614
	Total current tax expense	—	614	—	614

	Deferred tax
	(Increase)/decrease in deferred tax assets	(2,841)	26,687	(3,526)	23,825
	(Decrease)/increase in deferred tax liabilities	(24)	(50,643)	(49)	(50,679)
	Total deferred tax (benefit)	(2,865)	(23,956)	(3,575)	(26,854)
	Income tax (benefit)	(2,865)	(23,342)	(3,575)	(26,240)

Summary of Deferred Tax Assets Not Brought to Account
		As of	As of
	(in U.S. dollars, in thousands)	December 31, 2018	June 30, 2018
(b)	Deferred tax assets not brought to account
	Unused tax losses
	Potential tax benefit at local tax rates	48,036	41,501
	Other temporary differences
	Potential tax benefit at local tax rates	3,263	3,704
	Other tax credits
	Potential tax benefit at local tax rates	3,220	3,220
		54,519	48,425